UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE GLOBAL GROWTH TRUST

FORM N-Q

JULY 31, 2015

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 18.2%
Automobiles - 1.0%
Tesla Motors Inc.	5,600	$1,490,440	*

Hotels, Restaurants & Leisure - 4.6%
Las Vegas Sands Corp.	32,140	1,801,126
Melco Crown Entertainment Ltd., ADR	74,170	1,530,127
Starbucks Corp.	58,820	3,407,442

Total Hotels, Restaurants & Leisure		6,738,695

Internet & Catalog Retail - 4.8%
Amazon.com Inc.	7,660	4,106,909	*
ASOS PLC	21,800	1,157,496	*
Vipshop Holdings Ltd.	93,600	1,824,264	*

Total Internet & Catalog Retail		7,088,669

Specialty Retail - 2.3%
L’Occitane International SA	1,337,700	3,395,887

Textiles, Apparel & Luxury Goods - 5.5%
Compagnie Financiere Richemont SA	26,900	2,321,701
Pandora A/S	20,300	2,282,493
Prada SpA	332,500	1,531,191
Ralph Lauren Corp.	15,850	1,995,357

Total Textiles, Apparel & Luxury Goods		8,130,742

TOTAL CONSUMER DISCRETIONARY		26,844,433

CONSUMER STAPLES - 10.3%
Beverages - 7.3%
Brown-Forman Corp., Class B Shares	49,960	5,416,163
Diageo PLC, ADR	24,800	2,785,288
Fomento Economico Mexicano SAB de CV, ADR	28,320	2,566,925

Total Beverages		10,768,376

Food Products - 1.2%
Amira Nature Foods Ltd.	100,880	1,236,789	*
Keurig Green Mountain Inc.	7,400	555,296

Total Food Products		1,792,085

Personal Products - 1.8%
Shiseido Co., Ltd.	111,500	2,699,445

TOTAL CONSUMER STAPLES		15,259,906

ENERGY - 6.7%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	21,700	1,797,194

Oil, Gas & Consumable Fuels - 5.5%
Cabot Oil & Gas Corp.	45,600	1,192,896
California Resources Corp.	106,420	450,157
Encana Corp.	124,000	942,432
EOG Resources Inc.	24,260	1,872,629
Occidental Petroleum Corp.	30,650	2,151,630
Suncor Energy Inc.	50,800	1,430,953

Total Oil, Gas & Consumable Fuels		8,040,697

TOTAL ENERGY		9,837,891

FINANCIALS - 9.4%
Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA	192,886	1,952,006
Credicorp Ltd.	7,300	962,870
Grupo Aval Acciones y Valores SA	52,900	457,585

Total Banks		3,372,461

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Consumer Finance - 1.6%
ORIX Corp.	162,800	$2,434,086

Diversified Financial Services - 4.7%
Grupo BTG Pactual	73,600	552,868
Hong Kong Exchanges & Clearing Ltd.	90,700	2,466,308
Nasdaq OMX Group Inc.	58,120	2,965,864
On Deck Capital Inc.	67,400	901,138	*

Total Diversified Financial Services		6,886,178

Real Estate Investment Trusts (REITs) - 0.8%
American Homes 4 Rent, Class A Shares	74,600	1,234,630

TOTAL FINANCIALS		13,927,355

HEALTH CARE - 14.1%
Biotechnology - 6.4%
Aduro Biotech Inc.	1,340	35,135	*
Alexion Pharmaceuticals Inc.	13,500	2,665,440	*
BioMarin Pharmaceutical Inc.	12,900	1,886,883	*
Celgene Corp.	20,340	2,669,625	*
ProQR Therapeutics NV	18,100	292,858	*
Vertex Pharmaceuticals Inc.	13,900	1,876,500	*

Total Biotechnology		9,426,441

Health Care Technology - 2.1%
athenahealth Inc.	17,700	2,477,292	*
Veeva Systems Inc., Class A Shares	22,600	608,392	*

Total Health Care Technology		3,085,684

Pharmaceuticals - 5.6%
Eisai Co., Ltd.	19,100	1,247,545
Nektar Therapeutics	59,000	743,990	*
Ono Pharmaceutical Co., Ltd.	24,300	2,931,254
Roche Holding AG, ADR	95,960	3,465,116

Total Pharmaceuticals		8,387,905

TOTAL HEALTH CARE		20,900,030

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.8%
Safran SA	36,000	2,722,520

Airlines - 3.0%
United Continental Holdings Inc.	54,300	3,061,977	*
Virgin America Inc.	41,500	1,383,610	*

Total Airlines		4,445,587

Trading Companies & Distributors - 1.2%
Wolseley PLC	25,920	1,722,743

TOTAL INDUSTRIALS		8,890,850

INFORMATION TECHNOLOGY - 26.0%
Electronic Equipment, Instruments & Components - 2.1%
Hitachi Ltd.	477,840	3,101,420

Internet Software & Services - 6.6%
Alibaba Group Holding Ltd., Sponsored ADR	52,600	4,120,684	*
Apigee Corp.	68,400	550,620	*
Cvent Inc.	59,703	1,607,205	*
Rackspace Hosting Inc.	64,710	2,202,081	*
Twitter Inc.	39,500	1,224,895	*

Total Internet Software & Services		9,705,485

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV		28,000	$2,715,720	*

Software - 12.3%
FireEye Inc.		56,210	2,500,783	*
FleetMatics Group PLC		39,500	1,890,865	*
Imperva Inc.		36,400	2,391,480	*
Mobileye NV		34,800	2,091,480	*
Red Hat Inc.		43,930	3,473,984	*
Salesforce.com Inc.		45,600	3,342,480	*
ServiceNow Inc.		31,650	2,547,825	*

Total Software			18,238,897

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.		38,350	4,651,855

TOTAL INFORMATION TECHNOLOGY			38,413,377

MATERIALS - 6.7%
Chemicals - 2.2%
Novozymes A/S, Class B Shares		62,000	3,236,481

Construction Materials - 2.1%
Martin Marietta Materials Inc.		19,570	3,068,967

Metals & Mining - 2.4%
Dominion Diamond Corp.		116,800	1,454,160	*
Petra Diamonds Ltd.		921,000	2,161,735	*

Total Metals & Mining			3,615,895

TOTAL MATERIALS			9,921,343

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SoftBank Group Corp., ADR		42,940	1,184,715

TOTAL COMMON STOCKS (Cost - $116,021,028)			145,179,900

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Itau Unibanco Holding SA, ADR (Cost - $1,002,039)		75,493	655,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $117,023,067)			145,835,179

	RATE
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $2,283,325)	0.118%	2,283,325	2,283,325

TOTAL INVESTMENTS - 100.2% (Cost - $119,306,392#)			148,118,504
Liabilities in Excess of Other Assets - (0.2)%			(257,255)

TOTAL NET ASSETS - 100.0%			$147,861,249

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Growth Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common Stocks	$145,179,900	—	—	$145,179,900
Preferred Stocks	655,279	—	—	655,279

Total long-term investments	$145,835,179	—	—	$145,835,179

Short-term investments†	2,283,325	—	—	2,283,325

Total investments	$148,118,504	—	—	$148,118,504

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $28,461,971 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,318,871
Gross unrealized depreciation	(9,506,759)

Net unrealized appreciation	$28,812,112

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015